Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2018
Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables
	2018	2017
	$'000	$'000
Settlement Receivable	—	109
R&D Grant Receivable	4,121	4,233
Other	134	64
	4,255	4,406